MORGAN STANLEY CAPITAL I INC. ABS-15G

Exhibit 99.4

Rating Agency Grades: 2/17/2023

Loan Information			Initial Credit Grades			Initial Compliance Grades			Initial Property Grades			Initial Overall Grades			Final Credit Grades			Final Compliance Grades			Final Property Grades			Final Overall Grades
Loan Number	Alt Loan ID	Note Original Balance	KBRA	Fitch	S&P	KBRA	Fitch	S&P	KBRA	Fitch	S&P	KBRA	Fitch	S&P	KBRA	Fitch	S&P	KBRA	Fitch	S&P	KBRA	Fitch	S&P	KBRA	Fitch	S&P
XXXXXXXXX	6102284	XXXXXXX	C	C	CC	B	B	RB	C	C	VC	C	C	C	B	B	CB	A	A	RA	B	B	VB	B	B	B
XXXXXXXXX	6102293	XXXXXXX	D	D	CD	C	C	RC	A	A	VA	D	D	D	A	A	CA	A	A	RA	A	A	VA	A	A	A
XXXXXXXXX	6102301	XXXXXXX	C	C	CC	C	C	RC	C	C	VC	C	C	C	A	A	CA	A	A	RA	A	A	VA	A	A	A